UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.05

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05550

The Alger American Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER AMERICAN FUND

ALGER AMERICAN LARGECAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS - 95.4%

AEROSPACE & DEFENSE-3.9%
Boeing Co., /The*	57,450	$2,044,071
General Dynamics Corp.*	59,800	2,487,082
Lockheed Martin Corp.*	78,900	5,446,467
		9,977,620
AIR FREIGHT & LOGISTICS-1.3%
United Parcel Service Inc., Cl. B*	70,400	3,465,088

BEVERAGES-3.3%
Coca-Cola Co., /The*	108,300	4,759,785
PepsiCo Inc.*	73,900	3,804,372
		8,564,157
BIOTECHNOLOGY-2.9%
Celgene Corp.*	60,600	2,690,640
Genzyme Corp.*	40,000	2,375,600
Gilead Sciences Inc.*	51,000	2,362,320
		7,428,560
CAPITAL MARKETS-2.2%
BlackRock Inc.*	19,300	2,509,772
Charles Schwab Corp., /The*	66,400	1,029,200
Invesco Ltd.*	150,200	2,081,772
		5,620,744
CHEMICALS-2.3%
EI Du Pont de Nemours & Co.*	71,900	1,605,527
Monsanto Co.*	34,500	2,866,950
Potash Corp. of Saskatchewan Inc.*	19,100	1,543,471
		6,015,948
COMMUNICATIONS EQUIPMENT-5.7%
Cisco Systems Inc.*	365,750	6,133,627
QUALCOMM Inc.*	141,100	5,490,201
Research In Motion Ltd.*	67,300	2,898,611
		14,522,439
COMPUTERS & PERIPHERALS-9.1%
Apple Inc.*	74,250	7,805,160

EMC Corp.*	256,200	2,920,680
Hewlett-Packard Co.*	224,800	7,207,088
International Business Machines Corp.*	56,500	5,474,285
		23,407,213
DIVERSIFIED FINANCIAL SERVICES-1.9%
CME Group Inc.*	10,200	2,513,178
NYSE Euronext*	132,000	2,362,800
		4,875,978
ENERGY EQUIPMENT & SERVICES-1.8%
Transocean Ltd.*	57,200	3,365,648
Weatherford International Ltd.*	125,100	1,384,857
		4,750,505
FOOD & STAPLES RETAILING-6.7%
Costco Wholesale Corp.*	23,800	1,102,416
CVS Caremark Corp.*	168,300	4,626,567
Kroger Co., /The*	125,300	2,658,866
Walgreen Co.*	144,700	3,756,412
Wal-Mart Stores Inc.*	99,000	5,157,900
		17,302,161
FOOD PRODUCTS-1.2%
General Mills Inc.*	25,500	1,271,940
Kraft Foods Inc., Cl. A*	84,500	1,883,505
		3,155,445
HEALTH CARE EQUIPMENT & SUPPLIES-4.0%
Baxter International Inc.*	19,700	1,009,034
Boston Scientific Corp.*	159,700	1,269,615
Covidien Ltd.*	93,500	3,107,940
Stryker Corp.*	48,500	1,650,940
Zimmer Holdings Inc.*	46,900	1,711,850
UnitedHealth Group Inc.*	73,600	1,540,448
		10,289,827
HOTELS RESTAURANTS & LEISURE-3.1%
Carnival Corp.*	29,600	639,360
Marriott International Inc., Cl. A*	77,700	1,271,172
McDonald’s Corp.*	62,200	3,394,254
Starbucks Corp.*	231,400	2,570,854
		7,875,640
HOUSEHOLD PRODUCTS-1.3%
Procter & Gamble Co.,/The*	68,650	3,232,729

INDUSTRIAL CONGLOMERATES-1.0%
Tyco International Ltd.*	134,500	2,630,820

INSURANCE-.4%
Travelers Cos. Inc., /The*	27,500	1,117,600

INTERNET & CATALOG RETAIL-.6%
Amazon.com Inc.*	21,700	1,593,648

INTERNET SOFTWARE & SERVICES-4.8%
eBay Inc.*	289,300	3,633,608
Google Inc., Cl. A*	17,850	6,212,871
Yahoo! Inc.*	193,200	2,474,892
		12,321,371
IT SERVICES-3.5%
Cognizant Technology Solutions Corp., Cl. A*	146,900	3,054,051
Mastercard Inc.*	23,100	3,868,788
Visa Inc., Cl. A*	16,000	889,600
Western Union Co., /The*	99,800	1,254,486
		9,066,925
LIFE SCIENCES TOOLS & SERVICES-1.1%
Thermo Fisher Scientific Inc.*	81,300	2,899,971

MACHINERY-1.0%
Deere & Co.*	79,700	2,619,739

MEDIA-2.1%
Comcast Corp.*	113,000	1,454,310
Regal Entertainment Group*	161,400	2,164,374
Viacom Inc., Cl. B*	108,600	1,887,468
		5,506,152
METALS & MINING-.5%
Goldcorp Inc.*	41,700	1,389,444

MULTILINE RETAIL-.6%
Target Corp.*	44,700	1,537,233

OIL GAS & CONSUMABLE FUELS-5.2%
Anadarko Petroleum Corp.*	86,100	3,348,429
Chesapeake Energy Corp.*	176,200	3,005,972
Chevron Corp.*	42,600	2,864,424
Consol Energy Inc.*	45,800	1,155,992
Nexen Inc.*	101,200	1,716,352
Petroleo Brasileiro SA*#	37,900	1,154,813
		13,245,982

PHARMACEUTICALS-7.1%
Abbott Laboratories*	99,900	4,765,230
Allergan Inc.*	40,400	1,929,504
Bristol-Myers Squibb Co.*	55,000	1,205,600
Johnson & Johnson*	97,700	5,139,020
Novartis AG*#	31,900	1,206,777
Wyeth*	91,800	3,951,072
		18,197,203
ROAD & RAIL-1.1%
Burlington Northern Santa Fe Corp.*	45,400	2,730,810

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.6%
Broadcom Corp., Cl. A*	62,900	1,256,742
Intel Corp.*	239,355	3,602,292
Taiwan Semiconductor Manufacturing Co., Ltd.*#	207,000	1,852,650
		6,711,684
SOFTWARE-6.9%
Activision Blizzard Inc.*	244,800	2,560,608
Autodesk Inc.*	70,900	1,191,829
Electronic Arts Inc.*	88,700	1,613,453
Microsoft Corp.*	456,511	8,386,107
Nintendo Co Ltd.*#	108,125	3,946,563
		17,698,560
SPECIALTY RETAIL-1.4%
GameStop Corp., CL. A*	57,400	1,608,348
Gap Inc., /The*	148,400	1,927,716
		3,536,064
TEXTILES APPAREL & LUXURY GOODS-.9%
NIKE Inc., Cl. B*	49,300	2,311,677

TOBACCO-3.9%
Altria Group Inc.*	278,250	4,457,565
Philip Morris International Inc.*	160,150	5,698,137
		10,155,702

Total Common Stocks
(Cost $323,252,666)		245,754,639

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 4.3%

TIME DEPOSITS
Citibank London, .1%, 04/01/09	$10,000,000	10,000,000
Wells Fargo, .1%, 04/01/09	1,005,162	1,005,162

TOTAL TIME DEPOSITS (Cost $11,005,162)		11,005,162

Total Investments (Cost $334,257,828)(a)	99.7%	256,759,801
Other Assets in Excess of Liabilities	0.3	882,791
Net Assets	100.0%	$257,642,592

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $334,257,828 amounted to $77,498,027 which consisted of aggregate gross unrealized appreciation of $5,179,597 and aggregate gross unrealized depreciation of $82,677,624.

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS-94.9%

AEROSPACE & DEFENSE-1.8%
BE Aerospace Inc.*	173,900	$1,507,713
Esterline Technologies Corp.*	95,150	1,921,079
Orbital Sciences Corp.*	130,000	1,545,700
		4,974,492
AIRLINES-1.0%
Airtran Holdings Inc.*	597,150	2,717,033

BEVERAGES-.6%
Central European Distribution Corp.*	154,200	1,659,192

BIOTECHNOLOGY-7.0%
Alexion Pharmaceuticals Inc.*	105,700	3,980,662
Allos Therapeutics Inc.*	347,300	2,146,314
Cubist Pharmaceuticals Inc.*	153,200	2,506,352
Myriad Genetics Inc.*	75,600	3,437,532
OSI Pharmaceuticals Inc.*	71,400	2,731,764
Seattle Genetics Inc.*	190,900	1,882,274
United Therapeutics Corp.*	41,200	2,722,908
		19,407,806
CAPITAL MARKETS-1.6%
Investment Technology Group Inc.*	111,900	2,855,688
Lazard Ltd., Cl. A*	55,700	1,637,580
		4,493,268
COMMERCIAL BANKS-1.3%
First Commonwealth Financial Corp.*	238,100	2,111,947
Signature Bank*	50,800	1,434,084
		3,546,031
COMMERCIAL SERVICES & SUPPLIES-2.3%
Geo Group Inc., /The*	221,300	2,932,225
Waste Connections Inc.*	130,700	3,358,990
		6,291,215
COMMUNICATIONS EQUIPMENT-3.3%
F5 Networks Inc.*	91,400	1,914,830
Nice Systems Ltd.*#	135,100	3,358,586

Polycom Inc.*	115,850	1,782,932
Starent Networks Corp.*	122,600	1,938,306
		8,994,654
COMPUTERS & PERIPHERALS-.9%
Synaptics Inc.*	96,756	2,589,191

CONSTRUCTION & ENGINEERING-2.3%
Aecom Technology Corp.*	121,200	3,160,896
URS Corp.*	77,100	3,115,611
		6,276,507
CONTAINERS & PACKAGING-1.3%
Silgan Holdings Inc.*	68,800	3,614,752

DISTRIBUTORS-1.2%
LKQ Corp.*	228,120	3,255,272

DIVERSIFIED CONSUMER SERVICES-2.0%
American Public Education Inc.*	43,200	1,816,992
Corinthian Colleges Inc.*	188,600	3,668,270
		5,485,262
ELECTRIC UTILITIES-1.4%
ITC Holdings Corp.*	90,500	3,947,610

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS-.2%
SunPower Corp., Cl. A*	24,500	582,610

ENERGY EQUIPMENT & SERVICES-.9%
Dril-Quip Inc.*	82,995	2,547,947

FOOD & STAPLES RETAILING-.8%
Whole Foods Market Inc.*	134,200	2,254,560

FOOD PRODUCTS-1.8%
Flowers Foods Inc.*	98,800	2,319,824
Hain Celestial Group Inc., /The*	177,950	2,534,008
		4,853,832
HEALTH CARE EQUIPMENT & SUPPLIES-6.0%
Hologic Inc.*	109,600	1,434,664
Immucor Inc.*	114,300	2,874,645
Insulet Corp.*	166,400	682,240
Inverness Medical Innovations Inc.*	112,900	3,006,527
Masimo Corp.*	99,500	2,883,510
NuVasive Inc.*	83,200	2,610,816

Thoratec Corp.*	120,700	3,100,783
		16,593,185
HEALTH CARE PROVIDERS & SERVICES-3.1%
AMERIGROUP Corp.*	114,900	3,164,346
Community Health Systems Inc.*	154,200	2,365,428
Gentiva Health Services Inc.*	89,000	1,352,800
Owens & Minor Inc.*	51,700	1,712,821
		8,595,395
HOTELS RESTAURANTS & LEISURE-4.0%
Bally Technologies Inc.*	131,100	2,414,862
Jack in the Box Inc.*	89,200	2,077,468
Life Time Fitness Inc.*	180,150	2,262,684
McCormick & Schmick’s Seafood Restaurants Inc.*	218,750	857,500
Penn National Gaming Inc.*	138,400	3,342,360
		10,954,874
HOUSEHOLD DURABLES-1.1%
Tupperware Brands Corp.*	173,700	2,951,163

INSURANCE-2.3%
First Mercury Financial Corp.*	232,170	3,352,535
Platinum Underwriters Holdings Ltd.*	104,100	2,952,276
		6,304,811
INTERNET & CATALOG RETAIL-1.9%
NetFlix Inc.*	47,900	2,055,868
priceline.com Inc.*	39,700	3,127,566
		5,183,434
INTERNET SOFTWARE & SERVICES-4.8%
GSI Commerce Inc.*	304,300	3,986,330
Omniture Inc.*	135,900	1,792,521
SkillSoft PLC*#	437,200	2,924,868
Vignette Corp.*	156,600	1,046,088
VistaPrint Ltd.*	125,700	3,455,493
		13,205,300
IT SERVICES-4.0%
Mantech International Corp., Cl. A*	58,700	2,459,530
NeuStar Inc., Cl. A*	105,800	1,772,150
TeleTech Holdings Inc.*	269,300	2,932,677
VeriFone Holdings Inc.*	244,900	1,665,320
Wright Express Corp.*	124,000	2,259,280
		11,088,957

LIFE SCIENCES TOOLS & SERVICES-3.1%
ICON PLC*#	171,100	2,763,265
Illumina Inc.*	85,200	3,172,848
Parexel International Corp.*	281,800	2,741,914
		8,678,027
MACHINERY-2.3%
Actuant Corp., Cl. A*	198,300	2,048,439
CLARCOR Inc.*	95,100	2,395,569
RBC Bearings Inc.*	123,300	1,884,024
		6,328,032
MEDIA-1.8%
DreamWorks Animation SKG Inc.*	80,500	1,742,020
Regal Entertainment Group*	245,200	3,288,132
		5,030,152
OIL GAS & CONSUMABLE FUELS-3.7%
Comstock Resources Inc.*	43,300	1,290,340
Concho Resources Inc.*	126,730	3,243,021
Denbury Resources Inc.*	145,100	2,156,186
Mariner Energy Inc.*	241,800	1,873,950
Penn Virginia Corp.*	151,000	1,657,980
		10,221,477
PHARMACEUTICALS-4.5%
Auxilium Pharmaceuticals Inc.*	88,500	2,453,220
Medicis Pharmaceutical Corp., Cl. A*	191,000	2,362,670
Mylan Inc.*	261,300	3,504,032
Optimer Pharmaceuticals Inc.*	307,200	4,051,968
		12,371,890
PROFESSIONAL SERVICES-2.2%
FTI Consulting Inc.*	68,150	3,372,062
IHS Inc., Cl. A*	67,200	2,767,296
		6,139,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
Atheros Communications Inc.*	196,500	2,880,690
Cavium Networks Inc.*	86,600	999,364
Mellanox Technologies Ltd.*	393,500	3,277,855
Microsemi Corp.*	148,800	1,726,079
Monolithic Power Systems Inc.*	186,300	2,887,650
Netlogic Microsystems Inc*	67,300	1,849,404
ON Semiconductor Corp.*	572,000	2,230,800
		15,851,842

SOFTWARE-7.0%
ANSYS Inc.*	97,400	2,444,740
Concur Technologies Inc.*	100,900	1,936,271
Informatica Corp.*	201,100	2,666,585
Pegasystems Inc.*	157,800	2,930,346
Solera Holdings Inc.*	146,500	3,630,270
Taleo Corp.*	275,600	3,257,592
TIBCO Software Inc.*	401,200	2,355,044
		19,220,848
SPECIALTY RETAIL-1.5%
Aeropostale Inc.*	113,200	3,006,592
J Crew Group Inc.*	95,200	1,254,736
		4,261,328
TEXTILES APPAREL & LUXURY GOODS-1.1%
Iconix Brand Group Inc.*	324,000	2,867,400

THRIFTS & MORTGAGE FINANCE-1.1%
Brookline Bancorp Inc.*	323,700	3,075,150

WIRELESS TELECOMMUNICATION SERVICES-1.9%
SBA Communications Corp.*	149,350	3,479,855
Syniverse Holdings Inc.*	108,900	1,716,264
		5,196,119

Total Common Stocks (Cost $336,769,132)		261,609,976

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 6.1%

TIME DEPOSITS
Citibank London, .1%, 04/01/09	$10,700,000	10,700,000
Wells Fargo, .1%, 04/01/09	6,054,178	6,054,178

TOTAL TIME DEPOSITS (Cost $16,754,178)		16,754,178

Total Investments (Cost $353,523,310)(a)	101.0%	278,364,154
Liabilities in Excess of Other Assets	(1.0)	(2,828,879)
Net Assets	100.0%	$275,535,275

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $353,523,310 amounted to $75,159,155 which consisted of aggregate gross unrealized appreciation of $19,949,540 and aggregate gross unrealized depreciation of $95,108,695.

THE ALGER AMERICAN FUND

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS-93.5%

AEROSPACE & DEFENSE-2.4%
BE Aerospace Inc.*	147,550	$1,279,259
ITT Corp.*	31,200	1,200,264
L-3 Communications Holdings Inc.*	9,900	671,220
		3,150,743
BEVERAGES-.9%
Central European Distribution Corp.*	35,300	379,828
Hansen Natural Corp.*	22,400	806,400
		1,186,228
BIOTECHNOLOGY-4.2%
Alexion Pharmaceuticals Inc.*	17,000	640,220
Celgene Corp.*	14,900	661,560
Cephalon Inc.*	8,700	592,470
Genzyme Corp.*	21,500	1,276,885
Metabolix Inc.*	195,600	1,333,992
OSI Pharmaceuticals Inc.*	27,100	1,036,846
		5,541,973
CAPITAL MARKETS-2.3%
BlackRock Inc.*	6,600	858,264
Invesco Ltd.*	110,400	1,530,144
Lazard Ltd., Cl. A*	21,900	643,860
		3,032,268
CHEMICALS-1.7%
Mosaic Co., /The*	25,800	1,083,084
Praxair Inc.*	17,400	1,170,846
		2,253,930
COMMERCIAL SERVICES & SUPPLIES-1.1%
Geo Group Inc., /The*	112,900	1,495,925

COMMUNICATIONS EQUIPMENT-2.1%
F5 Networks Inc.*	30,600	641,070
Juniper Networks Inc.*	33,700	507,522
Nice Systems Ltd.*#	43,200	1,073,952
Research In Motion Ltd.*	12,100	521,147
		2,743,691

COMPUTERS & PERIPHERALS-2.7%
Apple Inc.*	22,700	2,386,224
NetApp Inc.*	79,100	1,173,844
		3,560,068
DIVERSIFIED CONSUMER SERVICES-3.1%
Corinthian Colleges Inc.*	110,200	2,143,390
ITT Educational Services Inc.*	16,100	1,954,862
		4,098,252
DIVERSIFIED FINANCIAL SERVICES-2.1%
CME Group Inc.*	1,500	369,585
NYSE Euronext*	132,400	2,369,960
		2,739,545
ELECTRIC UTILITIES-1.4%
ITC Holdings Corp.*	25,300	1,103,586
Northeast Utilities*	31,400	677,926
		1,781,512
ELECTRICAL EQUIPMENT-3.3%
AMETEK Inc.*	47,400	1,482,198
First Solar Inc.*	6,100	809,470
General Cable Corp.*	49,100	973,162
Vestas Wind Systems A/S*	24,800	1,088,789
		4,353,619
ENERGY EQUIPMENT & SERVICES-1.7%
Smith International Inc.*	38,900	835,572
Transocean Ltd.*	10,800	635,472
Weatherford International Ltd.*	67,900	751,653
		2,222,697
FOOD & STAPLES RETAILING-1.5%
Kroger Co., /The*	33,600	712,992
Whole Foods Market Inc.*	76,800	1,290,240
		2,003,232
FOOD PRODUCTS-3.5%
Flowers Foods Inc.*	49,700	1,166,956
General Mills Inc.*	29,500	1,471,460
Ralcorp Holdings Inc.*	35,400	1,907,352
		4,545,768
HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
Covidien Ltd.*	58,900	1,957,836

Insulet Corp.*	150,400	616,640
Masimo Corp.*	11,100	321,678
Varian Medical Systems Inc.*	17,200	523,568
		3,419,722
HEALTH CARE PROVIDERS & SERVICES-1.3%
VCA Antech Inc.*	75,600	1,704,780

HOTELS RESTAURANTS & LEISURE-4.3%
Burger King Holdings Inc.*	97,700	2,242,215
Carnival Corp.*	29,300	632,880
McCormick & Schmick’s Seafood Restaurants Inc.*	98,200	384,944
Penn National Gaming Inc.*	42,500	1,026,375
Starbucks Corp.*	125,400	1,393,194
		5,679,608
HOUSEHOLD DURABLES-.5%
KB Home*	53,000	698,540

HOUSEHOLD PRODUCTS-1.2%
Church & Dwight Co., Inc.*	31,200	1,629,576

INSURANCE-.5%
Travelers Cos Inc., /The*	16,300	662,432

INTERNET & CATALOG RETAIL-2.3%
Expedia Inc.*	202,200	1,835,976
Shutterfly Inc.*	124,500	1,166,565
		3,002,541
INTERNET SOFTWARE & SERVICES-5.0%
eBay Inc.*	124,600	1,564,976
IAC/InterActiveCorp*	115,800	1,763,634
Netease.com.*#	33,600	902,160
Omniture Inc.*	48,000	633,120
Vignette Corp.*	98,300	656,643
VistaPrint Ltd.*	36,000	989,640
		6,510,173
IT SERVICES-3.2%
Affiliated Computer Services Inc.*	24,700	1,182,883
Cognizant Technology Solutions Corp., Cl. A*	103,900	2,160,081
Mastercard Inc.*	5,300	887,644
		4,230,608
LIFE SCIENCES TOOLS & SERVICES-.4%
Thermo Fisher Scientific Inc.*	15,700	560,019

MACHINERY-2.0%
CLARCOR Inc.*	45,300	1,141,107
SPX Corp.*	30,100	1,415,001
		2,556,108
MEDIA-2.4%
McGraw-Hill Cos Inc., /The*	57,500	1,315,025
Regal Entertainment Group*	136,600	1,831,806
		3,146,831
MULTILINE RETAIL-.7%
Dollar Tree Inc.*	21,300	948,915

MULTI-UTILITIES-.4%
Veolia Environnement.*#	25,500	532,950

OIL GAS & CONSUMABLE FUELS-6.0%
Chesapeake Energy Corp.*	74,700	1,274,382
Concho Resources Inc.*	36,600	936,594
Denbury Resources Inc.*	31,200	463,632
Linc Energy Ltd.*	305,300	451,129
Newfield Exploration Co.*	14,200	322,340
Nexen Inc.*	92,400	1,567,104
NuStar Energy LP*	12,700	585,597
Quicksilver Resources Inc.*	215,000	1,191,100
Sunoco Inc.*	39,700	1,051,256
		7,843,134
PHARMACEUTICALS-5.2%
Allergan Inc.*	13,500	644,760
Ardea Biosciences Inc.*	12,600	129,654
Auxilium Pharmaceuticals Inc.*	25,600	709,632
Mylan Inc.*	77,700	1,041,957
Optimer Pharmaceuticals Inc.*	117,700	1,552,463
Perrigo Co.*	35,400	878,982
Shire PLC*#	18,600	668,484
Teva Pharmaceutical Industries Ltd.*#	26,000	1,171,300
		6,797,232
PROFESSIONAL SERVICES-1.2%
FTI Consulting Inc.*	32,600	1,613,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.3%
Altera Corp.*	57,200	1,003,860
Atheros Communications Inc.*	69,600	1,020,336
Broadcom Corp., Cl. A*	64,900	1,296,702

Marvell Technology Group Ltd.*	135,600	1,242,096
Mellanox Technologies Ltd.*	94,800	789,684
ON Semiconductor Corp.*	83,900	327,210
		5,679,888
SOFTWARE-8.6%
Activision Blizzard Inc.*	157,500	1,647,450
ANSYS Inc.*	41,700	1,046,670
Informatica Corp.*	52,700	698,802
Intuit Inc.*	65,600	1,771,200
Nintendo Co Ltd.*#	57,450	2,096,925
Red Hat Inc.*	21,600	385,344
Salesforce.com Inc.*	17,400	569,502
Solera Holdings Inc.*	42,800	1,060,584
Taleo Corp.*	55,000	650,100
TIBCO Software Inc.*	143,700	843,519
VMware Inc., Cl. A*	25,400	599,948
		11,370,044
SPECIALIZED FINANCE-.6%
BM&F BOVESPA SA*	255,702	780,795

SPECIALTY RETAIL-3.1%
Chico’s FAS Inc.*	161,200	865,644
GameStop Corp., CL. A*	36,000	1,008,720
J Crew Group Inc.*	33,500	441,530
Ross Stores Inc.*	18,400	660,192
TJX Cos Inc.*	43,000	1,102,520
		4,078,606
TEXTILES APPAREL & LUXURY GOODS-1.0%
Coach Inc.*	20,900	349,030
Iconix Brand Group Inc.*	111,497	986,748
		1,335,778
THRIFTS & MORTGAGE FINANCE-1.1%
People’s United Financial Inc.*	31,500	566,055
TFS Financial Corp.*	72,300	876,999
		1,443,054
WIRELESS TELECOMMUNICATION SERVICES-1.6%
SBA Communications Corp.*	91,300	2,127,290

Total Common Stocks (Cost $155,078,210)		123,061,123

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS - .5%

ENERGY EQUIPMENT & SERVICES
Transocean Inc., 1.50%, 12/15/37 (Cost $740,000)	740,000	609,575

SHORT-TERM INVESTMENTS - 6.4%

TIME DEPOSITS
Citibank London, .1%, 04/01/09	$5,100,000	5,100,000
Wells Fargo, .1%, 04/01/09	3,282,095	3,282,095

TOTAL TIME DEPOSITS (Cost $8,382,095)		8,382,095

Total Investments (Cost $164,200,305)(a)	100.4%	132,052,793
Liabilities in Excess of Other Assets	(0.4)	(533,863)
Net Assets	100.0%	$131,518,930

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $164,200,305 amounted to $32,147,512 which consisted of aggregate gross unrealized appreciation of $4,111,105 and aggregate gross unrealized depreciation of $36,258,617.

THE ALGER AMERICAN FUND

ALGER AMERICAN SMALLCAP AND MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS-95.8%

AEROSPACE & DEFENSE-1.5%
Alliant Techsystems Inc.*	140	$9,376
BE Aerospace Inc.*	600	5,202
		14,578
AIRLINES-1.0%
Airtran Holdings Inc.*	2,090	9,510

BEVERAGES-.6%
Central European Distribution Corp.*	515	5,541

BIOTECHNOLOGY-5.8%
Alexion Pharmaceuticals Inc.*	330	12,428
Allos Therapeutics Inc.*	1,260	7,787
Cephalon Inc.*	140	9,534
Cubist Pharmaceuticals Inc.*	505	8,262
OSI Pharmaceuticals Inc.*	260	9,948
United Therapeutics Corp.*	155	10,244
		58,203
CAPITAL MARKETS-1.8%
Affiliated Managers Group Inc.*	115	4,797
Investment Technology Group Inc.*	320	8,166
Lazard Ltd., Cl. A*	170	4,998
		17,961
CHEMICALS-1.5%
Airgas Inc.*	295	9,974
Terra Industries Inc.*	180	5,056
		15,030
COMMERCIAL SERVICES & SUPPLIES-3.0%
EnergySolutions Inc.*	885	7,655
Geo Group Inc., /The*	825	10,931
Waste Connections Inc.*	450	11,565
		30,151
COMMUNICATIONS EQUIPMENT-1.5%
Nice Systems Ltd.*#	395	9,820
Polycom Inc.*	335	5,156
		14,976

COMPUTERS & PERIPHERALS-.6%
NetApp Inc.*	430	6,381

CONSTRUCTION & ENGINEERING-1.8%
Aecom Technology Corp.*	485	12,649
URS Corp.*	120	4,849
		17,498
CONTAINERS & PACKAGING-1.4%
Silgan Holdings Inc.*	265	13,923

DISTRIBUTORS-1.3%
LKQ Corp.*	875	12,486

DIVERSIFIED CONSUMER SERVICES-2.0%
Corinthian Colleges Inc.*	345	6,710
ITT Educational Services Inc.*	110	13,356
		20,066
ELECTRIC UTILITIES-1.4%
ITC Holdings Corp.*	310	13,522

ELECTRICAL EQUIPMENT-2.2%
AMETEK Inc.*	400	12,508
Roper Industries Inc.*	230	9,764
		22,272
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS-.2%
SunPower Corp., Cl. A*	85	2,021

ENERGY EQUIPMENT & SERVICES-1.6%
Cal Dive International Inc.*	1,100	7,447
Cameron International Corp.*	380	8,333
		15,780
FOOD PRODUCTS-2.2%
Flowers Foods Inc.*	275	6,457
Hain Celestial Group Inc., /The*	660	9,398
Ralcorp Holdings Inc.*	115	6,196
		22,051
HEALTH CARE EQUIPMENT & SUPPLIES-4.5%
Hologic Inc.*	370	4,843
Immucor Inc.*	385	9,683
Masimo Corp.*	340	9,853

NuVasive Inc.*	310	9,728
Thoratec Corp.*	425	10,918
		45,025
HEALTH CARE PROVIDERS & SERVICES-3.3%
AMERIGROUP Corp.*	405	11,154
Community Health Systems Inc.*	630	9,664
IPC The Hospitalist Co., Inc.*	630	11,989
		32,807
HOTELS RESTAURANTS & LEISURE-3.8%
Bally Technologies Inc.*	400	7,368
Burger King Holdings Inc.*	435	9,983
Darden Restaurants Inc.*	345	11,820
Life Time Fitness Inc.*	690	8,666
		37,837
HOUSEHOLD DURABLES-1.0%
Tupperware Brands Corp.*	595	10,109

HOUSEHOLD PRODUCTS-1.1%
Church & Dwight Co., Inc.*	215	11,229

INSURANCE-2.1%
First Mercury Financial Corp.*	810	11,696
Platinum Underwriters Holdings Ltd.*	330	9,359
		21,055
INTERNET & CATALOG RETAIL-1.6%
NetFlix Inc.*	125	5,365
priceline.com Inc.*	140	11,029
		16,394
INTERNET SOFTWARE & SERVICES-2.7%
GSI Commerce Inc.*	850	11,135
Omniture Inc.*	425	5,606
VistaPrint Ltd.*	380	10,446
		27,187
IT SERVICES-3.3%
Affiliated Computer Services Inc.*	230	11,015
TeleTech Holdings Inc.*	680	7,405
VeriFone Holdings Inc.*	960	6,528
Wright Express Corp.*	430	7,835
		32,783

LIFE SCIENCES TOOLS & SERVICES-3.8%
ICON PLC*#	525	8,479
Illumina Inc.*	330	12,289
Life Technologies Corp.*	245	7,958
Parexel International Corp.*	915	8,903
		37,629
MACHINERY-1.4%
CLARCOR Inc.*	285	7,179
SPX Corp.*	145	6,816
		13,995
MEDIA-1.9%
Discovery Communications Inc.*	685	10,974
DreamWorks Animation SKG Inc.*	360	7,790
		18,764
MULTILINE RETAIL-.9%
Dollar Tree Inc.*	195	8,687

OIL GAS & CONSUMABLE FUELS-4.0%
Concho Resources Inc.*	460	11,771
Denbury Resources Inc.*	465	6,910
Mariner Energy Inc.*	765	5,929
Quicksilver Resources Inc.*	620	3,435
Range Resources Corp.*	300	12,348
		40,393
PHARMACEUTICALS-5.1%
Auxilium Pharmaceuticals Inc.*	295	8,177
Medicis Pharmaceutical Corp., Cl. A*	655	8,102
Mylan Inc.*	945	12,672
Optimer Pharmaceuticals Inc.*	835	11,014
Perrigo Co.*	425	10,553
		50,518
PROFESSIONAL SERVICES-3.0%
FTI Consulting Inc.*	255	12,617
ICF International Inc.*	250	5,743
IHS Inc., Cl. A*	270	11,119
		29,479
REAL ESTATE INVESTMENT TRUSTS (REITS)-1.0%
Digital Realty Trust Inc.*	295	9,788

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.4%
Atheros Communications Inc.*	645	9,456
Marvell Technology Group Ltd.*	1,330	12,183

Mellanox Technologies Ltd.*	1,165	9,704
Microsemi Corp.*	450	5,220
Monolithic Power Systems Inc.*	650	10,075
ON Semiconductor Corp.*	1,955	7,625
		54,263
SOFTWARE-5.4%
ANSYS Inc.*	335	8,409
Concur Technologies Inc.*	335	6,429
Informatica Corp.*	730	9,680
Red Hat Inc.*	295	5,263
Solera Holdings Inc.*	555	13,753
Taleo Corp.*	915	10,815
		54,349
SPECIALTY RETAIL-4.0%
Advance Auto Parts Inc.*	250	10,270
Aeropostale Inc.*	395	10,491
GameStop Corp., CL. A*	300	8,406
J Crew Group Inc.*	375	4,943
Urban Outfitters Inc.*	335	5,484
		39,594
TEXTILES APPAREL & LUXURY GOODS-1.0%
Iconix Brand Group Inc.*	1,170	10,355

THRIFTS & MORTGAGE FINANCE-2.8%
Brookline Bancorp Inc.*	1,065	10,118
People’s United Financial Inc.*	490	8,805
TFS Financial Corp.*	775	9,401
		28,324
WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corp.*	545	12,699

Total Common Stocks, (Cost $1,314,967)		955,213

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - 5.0%

TIME DEPOSITS
Citibank London, .1%, 04/01/09	$38,000	38,000
BBH Cayman, .1%, 04/01/09	12,416	12,416

TOTAL TIME DEPOSITS (Cost $50,416)		50,416

Total Investments (Cost $1,365,383)(a)	100.8%	1,005,629
Liabilities in Excess of Other Assets	(0.8)	(8,207)
Net Assets	100.0%	$997,422

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,365,383 amounted to $359,754 which consisted of aggregate gross unrealized appreciation of $40,540 and aggregate gross unrealized depreciation of $400,294.

THE ALGER AMERICAN FUND

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS - 93.3%

Aerospace & Defense-4.1%
Boeing Co., /The*	7,500	$266,850
General Dynamics Corp.*	6,300	262,017
Lockheed Martin Corp.*	7,350	507,370
United Technologies Corp.*	600	25,788
		1,062,025
Air Freight & Logistics-1.6%
FedEx Corp.*	4,500	200,205
United Parcel Service Inc., Cl. B*	4,550	223,951
		424,156
Beverages-4.5%
Coca-Cola Co., /The*	13,200	580,140
PepsiCo Inc.*	11,800	607,464
		1,187,604
Biotechnology-1.1%
Genzyme Corp.*	2,150	127,689
Gilead Sciences Inc.*	3,400	157,488
		285,177
Capital Markets-2.1%
Alliance Bernstein Holding LP*	12,250	180,320
BlackRock Inc.*	1,100	143,044
Charles Schwab Corp., /The*	4,700	72,850
Morgan Stanley*	6,400	145,728
		541,942
Chemicals-1.0%
Celanese Corp.*	4,850	64,845
Dow Chemical Co., /The*	6,200	52,266
EI Du Pont de Nemours & Co.*	7,050	157,426
		274,537

Commercial Banks-.9%
Wells Fargo & Co.*	17,100	243,504

Communications Equipment-1.6%
Cisco Systems Inc.*	22,530	377,828
Nokia OYJ*#	4,450	51,932
		429,760
Computers & Peripherals-5.5%
Apple Inc.*	2,000	210,240
Hewlett-Packard Co.*	21,050	674,863
International Business Machines Corp.*	4,500	436,005
Seagate Technology*	19,100	114,791
		1,435,899
Construction & Engineering-.6%
Fluor Corp.*	4,500	155,475

Containers & Packaging-.2%
Owens-Illinois Inc.*	2,850	41,154

Diversified Financial Services-1.6%
CME Group Inc.*	936	230,621
JPMorgan Chase & Co.*	6,050	160,809
NYSE Euronext*	2,250	40,275
		431,705
Diversified Telecommunication Services-4.7%
AT&T Inc.*	38,500	970,200
Frontier Communications Corp.*	18,400	132,112
Verizon Communications Inc.*	4,150	125,330
		1,227,642
Electric Utilities-1.2%
Exelon Corp.*	6,400	290,496
Northeast Utilities*	1,050	22,669
		313,165
Electrical Equipment-.4%
General Cable Corp.*	4,950	98,109

Energy Equipment & Services-2.5%
Baker Hughes Inc.*	8,000	228,400
Diamond Offshore Drilling Inc.*	2,150	135,149
Smith International Inc.*	2,900	62,292
Transocean Ltd.*	4,167	245,186
		671,027
Food & Staples Retailing-4.3%
CVS Caremark Corp.*	21,450	589,661
Wal-Mart Stores Inc.*	8,100	422,010

Whole Foods Market Inc.*	6,550	110,040
		1,121,711
Food Products-2.0%
General Mills Inc.*	2,600	129,688
Kraft Foods Inc., Cl. A*	17,417	388,225
		517,913
Health Care Equipment & Supplies-3.0%
Boston Scientific Corp.*	23,150	184,042
Medtronic Inc.*	4,600	135,562
St. Jude Medical Inc.*	7,250	263,392
Zimmer Holdings Inc.*	5,350	195,275
		778,271
Health Care Providers & Services-1.8%
Cardinal Health Inc.*	3,650	114,902
Quest Diagnostics Inc.*	2,850	135,318
UnitedHealth Group Inc.*	10,150	212,439
		462,659
Hotels Restaurants & Leisure-2.9%
Burger King Holdings Inc.*	7,950	182,453
McDonald’s Corp.*	6,900	376,533
Starbucks Corp.*	18,550	206,090
		765,076
Household Durables-1.0%
Toll Brothers Inc.*	13,750	249,700

Household Products-1.5%
Procter & Gamble Co.,/The*	8,266	389,246

Industrial Conglomerates-1.7%
General Electric Co.*	20,650	208,771
McDermott International Inc.*	7,350	98,416
Tyco International Ltd.*	6,450	126,162
		433,349
Insurance-2.6%
Lowe’s Cos Inc.*	21,500	392,375
MetLife Inc.*	2,300	52,371
Travelers Cos Inc., /The*	3,450	140,208
Willis Group Holdings Ltd.*	4,650	102,300
		687,254

Internet Software & Services-3.8%
eBay Inc.*	16,950	212,892
Google Inc., Cl. A*	800	278,448
IAC/InterActiveCorp*	18,325	279,090
Limelight Networks Inc.*	27,250	91,288
Yahoo! Inc.*	9,745	124,833
		986,551
IT Services-.7%
Alliance Data Systems Corp.*	2,450	90,528
Mastercard Inc.*	500	83,740
		174,268
Life Sciences Tools & Services-.3%
Covance Inc.*	1,850	65,916

Machinery-1.1%
Caterpillar Inc.*	3,300	92,268
Joy Global Inc.*	2,050	43,665
Manitowoc Co., Inc., /The*	8,550	27,959
Oshkosh Corp.*	16,500	111,210
		275,102
Media-6.8%
Comcast Corp.*	11,350	146,075
DreamWorks Animation SKG Inc.*	5,850	126,594
Marvel Entertainment Inc.*	4,900	130,095
Regal Entertainment Group*	41,000	549,810
Scripps Networks Interactive Inc.*	6,350	142,938
Viacom Inc., Cl. B*	14,050	244,189
World Wrestling Entertainment Inc., Cl. A*	37,550	433,327
		1,773,028
Metals & Mining-1.4%
Alcoa Inc.*	13,150	96,521
Goldcorp Inc.*	4,850	161,602
Yamana Gold Inc.*	12,700	117,475
		375,598
Multiline Retail-.7%
Dollar Tree Inc.*	2,450	109,148
Target Corp.*	2,100	72,219
		181,367
Oil Gas & Consumable Fuels-4.0%
Anadarko Petroleum Corp.*	6,050	235,285
Chesapeake Energy Corp.*	7,250	123,685
ConocoPhillips*	5,500	215,380

Exxon Mobil Corp.*	7,100	483,510
		1,057,860
Pharmaceuticals-6.4%
Abbott Laboratories*	8,050	383,985
Johnson & Johnson*	8,500	447,100
Merck & Co Inc.*	8,150	218,012
Novartis AG*#	3,500	132,405
Pfizer Inc.*	30,650	417,453
Wyeth*	2,000	86,080
		1,685,035
Professional Services-.9%
FTI Consulting Inc.*	4,750	235,030

Real Estate Investment Trusts (REITs)-1.0%
Digital Realty Trust Inc.*	6,050	200,739
Host Hotels & Resorts Inc.*	14,700	57,624
		258,363
Semiconductors & Semiconductor Equipment-1.7%
Intel Corp.*	11,650	175,332
Intersil Corp.*	5,500	63,250
Maxim Integrated Products Inc.*	10,650	140,687
Taiwan Semiconductor Manufacturing Co., Ltd.*#	9,450	84,577
		463,846
Software-5.6%
Electronic Arts Inc.*	800	14,552
Microsoft Corp.*	50,500	927,685
Nintendo Co Ltd.*#	7,900	288,350
Take-Two Interactive Software Inc.*	27,400	228,790
		1,459,377
Specialty Retail-.1%
GameStop Corp., CL. A*	1,150	32,223

Textiles Apparel & Luxury Goods-1.0%
Coach Inc.*	8,800	146,960
Gildan Activewear Inc.*	3,750	30,375
NIKE Inc., Cl. B*	1,900	89,091
		266,426
Tobacco-3.4%
Altria Group Inc.*	32,150	515,043
Philip Morris International Inc.*	10,450	371,811
		886,854

TOTAL COMMON STOCKS (Cost $37,276,878)		24,404,904

PREFERRED STOCKS - 1.7%

Diversified Financial Services-.9%
JPMorgan Chase & Co., 8.625%, Pfd.	11,300	245,097

Metals & Mining-.8%
Freeport-McMoRan Copper & Gold Inc., 6.75%, Pfd.	3,400	220,150

TOTAL PREFERRED STOCKS (Cost $649,573)		465,247

	PRINCIPAL
	AMOUNTS
CONVERTIBLE CORPORATE BONDS - .4%

Energy Equipment & Services
Transocean Inc., 1.50%, 12/15/37 (Cost $125,000)	$125,000	102,969

SHORT-TERM INVESTMENTS - 4.5%

TIME DEPOSITS
Citibank London, .1%, 04/01/09	1,000,000	1,000,000
Wells Fargo, .1%, 04/01/09	182,753	182,754

TOTAL TIME DEPOSITS (Cost $1,182,753)		1,182,754

Total Investments (Cost $39,234,204)(a)	99.9%	26,155,874
Other Assets in Excess of Liabilities	0.1	29,636
Net Assets	100.0%	$26,185,510

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $39,234,204 amounted to $13,078,330 which consisted of aggregate gross unrealized appreciation of $605,021 and aggregate gross unrealized depreciation of $13,683,351.

THE ALGER AMERICAN FUND

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS - 96.1%

AEROSPACE & DEFENSE - 7.1%
BE Aerospace Inc.*	317,800.00	$2,755,326
General Dynamics Corp.*	28,077.00	1,167,722
ITT Corp.*	32,300.00	1,242,581
Lockheed Martin Corp.*	105,900.00	7,310,277
		12,475,906
AIR FREIGHT & LOGISTICS - .5%
United Parcel Service Inc., Cl. B*	19,400.00	954,868

BEVERAGES - 5.1%
Coca-Cola Co., /The*	58,500.00	2,571,075
Alexion Pharmaceuticals Inc.*	27,200.00	1,024,352
Biogen Idec Inc.*	16,700.00	875,414
Celgene Corp.*	27,500.00	1,221,000
Cephalon Inc.*	32,100.00	2,186,010
Genzyme Corp.*	19,600.00	1,164,044
		9,041,895
CAPITAL MARKETS - .8%
Alliance Bernstein Holding LP*	27,500.00	404,800
Invesco Ltd.*	69,900.00	968,814
		1,373,614
CHEMICALS - .4%
Mosaic Co., /The*	16,500.00	692,670

COMMUNICATIONS EQUIPMENT - 3.9%
Cisco Systems Inc.*	139,900.00	2,346,123
Nice Systems Ltd.*#	12,300.00	305,778
QUALCOMM Inc.*	81,500.00	3,171,165
Research In Motion Ltd.*	26,400.00	1,137,048
		6,960,114
COMPUTERS & PERIPHERALS - 7.6%
Apple Inc.*	62,600.00	6,580,512
Hewlett-Packard Co.*	112,400.00	3,603,544
International Business Machines Corp.*	34,200.00	3,313,638
		13,497,694

CONTAINERS & PACKAGING - 1.4%
Crown Holdings Inc.*	96,400.00	2,191,172
Owens-Illinois Inc.*	23,600.00	340,784
		2,531,956
DIVERSIFIED CONSUMER SERVICES - 2.6%
ITT Educational Services Inc.*	10,600.00	1,287,052
Janus Capital Group Inc.	74,600.00	496,090
NYSE Euronext*	155,700.00	2,787,030
BCE Inc.*	100.00	1,990
		4,572,162
ELECTRIC UTILITIES - .6%
Northeast Utilities*	52,700.00	1,137,793

ELECTRICAL EQUIPMENT - .3%
General Cable Corp.*	26,900.00	533,158

ENERGY EQUIPMENT & SERVICES - 1.6%
Transocean Ltd.*	28,000.00	1,647,520
Weatherford International Ltd.*	113,000.00	1,250,910
		2,898,430
FOOD & STAPLES RETAILING - 6.4%
CVS Caremark Corp.*	197,900.00	5,440,271
Kroger Co., /The*	129,900.00	2,756,478
Wal-Mart Stores Inc.*	60,900.00	3,172,890
		11,369,639
FOOD PRODUCTS - 1.3%
General Mills Inc.*	44,900.00	2,239,612

HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Covidien Ltd.*	90,800.00	3,018,192
Insulet Corp.*	63,400.00	259,940
Inverness Medical Innovations Inc.*	86,500.00	2,303,495
St. Jude Medical Inc.*	20,100.00	730,233
UnitedHealth Group Inc.*	22,500.00	470,925
WellPoint Inc.*	77,700.00	2,950,269
		9,733,054
HOTELS RESTAURANTS & LEISURE - 1.1%
Carnival Corp.*	28,300.00	611,280
McDonald’s Corp.*	22,800.00	1,244,196
		1,855,476
HOUSEHOLD DURABLES - 1.0%
Toll Brothers Inc.*	69,300.00	1,258,488
Tupperware Brands Corp.*	28,200.00	479,118
		1,737,606

INDUSTRIAL CONGLOMERATES - 3.4%
Tyco International Ltd.*	308,000.00	6,024,480

INSURANCE - 1.0%
Travelers Cos Inc., /The*	41,500.00	1,686,560

INTERNET & CATALOG RETAIL - .9%
Expedia Inc.*	169,500.00	1,539,060

INTERNET SOFTWARE & SERVICES - 3.2%
eBay Inc.*	109,083.00	1,370,082
Google Inc., Cl. A*	500.00	174,030
IAC/InterActiveCorp*	138,400.00	2,107,832
Netease.com.*#	73,000.00	1,960,050
		5,611,994
IT SERVICES - 4.7%
Cognizant Technology Solutions Corp., Cl. A*	126,761.00	2,635,361
Mastercard Inc.*	28,000.00	4,689,440
Visa Inc., Cl. A*	16,500.00	917,400
		8,242,201
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Life Technologies Corp.*	45,400.00	1,474,592
Thermo Fisher Scientific Inc.*	45,200.00	1,612,284
		3,086,876
MACHINERY - .7%
SPX Corp.*	26,700.00	1,255,167

MEDIA - 3.2%
Comcast Corp.*	77,100.00	992,277
DIRECTV Group Inc.,/The*	57,400.00	1,308,146
McGraw-Hill Cos Inc., /The*	79,000.00	1,806,730
Regal Entertainment Group*	117,100.00	1,570,311
		5,677,464
METALS & MINING - .7%
Cia Vale do Rio Doce*#	32,500.00	432,250
Goldcorp Inc.*	25,800.00	859,656
		1,291,906
MULTI-UTILITIES - .5%
Veolia Environnement.*#	43,800.00	915,420

OIL GAS & CONSUMABLE FUELS - 4.1%
Chesapeake Energy Corp.*	191,800.00	3,272,108
Newfield Exploration Co.*	23,000.00	522,100
Nexen Inc.*	194,500.00	3,298,720
NuStar Energy LP*	1,900.00	87,609
		7,180,537

PHARMACEUTICALS - 7.2%
Abbott Laboratories*	150,900.00	7,197,930
Bristol-Myers Squibb Co.*	53,500.00	1,172,720
Johnson & Johnson*	10,400.00	547,040
Mylan Inc.	1,797.00	1,531,835
Wyeth*	52,200.00	2,246,688
		12,696,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Atheros Communications Inc.*	53,700.00	787,242
Broadcom Corp., Cl. A*	26,700.00	533,466
Marvell Technology Group Ltd.*	195,100.00	1,787,116
National Semiconductor Corp.*	41,000.00	421,070
ON Semiconductor Corp.*	262,400.00	1,023,360
Taiwan Semiconductor Manufacturing Co., Ltd.*#	67,700.00	605,915
		5,158,169
SOFTWARE - 8.4%
Activision Blizzard Inc.*	42,100.00	440,366
Intuit Inc.*	20,500.00	553,500
Microsoft Corp.*	312,700.00	5,744,299
Net 1 UEPS Technologies Inc.*	17,250.00	262,373
Nintendo Co Ltd.*#	151,600.00	5,533,400
Solera Holdings Inc.*	69,900.00	1,732,122
Synopsys Inc.*	25,100.00	520,323
		14,786,383
SPECIALIZED FINANCE - 1.1%
BM&F BOVESPA SA*	265,700.00	811,324
Best Buy Co Inc.*	29,500.00	1,119,820
		1,931,144
TEXTILES APPAREL & LUXURY GOODS - .6%
Gildan Activewear Inc.*	63,590.00	515,079
NIKE Inc., Cl. B*	11,700.00	548,613
		1,063,692
THRIFTS & MORTGAGE FINANCE - .8%
TFS Financial Corp.*	115,669.00	1,403,065

TOBACCO - 3.8%
Philip Morris International Inc.*	190,400.00	6,774,432

TOTAL COMMON STOCKS (Cost $199,062,400)		169,930,410

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS - .3%

LIFE SCIENCES TOOLS & SERVICES
Invitrogen Corp., 3.25% 6/15/25 (Cost $554,422)	$611,520	611,520

SHORT - TERM INVESTMENTS - 3.2%

TIME DEPOSITS
Citibank London, .1%, 04/01/09 (Cost $5,650,473)	5,650,473	5,650,473

Total Investments (Cost $205,267,295)(a)	99.6%	176,192,403
Other Assets in Excess of Liabilities	0.4	616,533
Net Assets	100.0%	$176,808,936

*	Non-income producing security.
#	American Depositary Receipt.
(a)

At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $205,267,295 amounted to $29,074,892 which consisted of aggregate gross unrealized appreciation of $5,404,633 and aggregate gross unrealized depreciation of $34,479,525.

THE ALGER AMERICAN FUND

ALGER AMERICAN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2009

	SHARES	VALUE
COMMON STOCKS-49.6%

AEROSPACE & DEFENSE-2.3%
BE Aerospace Inc.*	20,300	$176,001
Boeing Co., /The*	14,500	515,910
General Dynamics Corp.*	12,700	528,193
ITT Corp.*	6,700	257,749
Lockheed Martin Corp.*	15,400	1,063,062
United Technologies Corp.*	1,300	55,874
		2,596,789
AIR FREIGHT & LOGISTICS-.8%
FedEx Corp.*	3,300	146,817
United Parcel Service Inc., Cl. B*	14,100	694,002
		840,819
BEVERAGES-2.2%
Coca-Cola Co., /The*	27,500	1,208,625
PepsiCo Inc.*	22,600	1,163,448
		2,372,073
BIOTECHNOLOGY-.8%
Biogen Idec Inc.*	3,000	157,260
Celgene Corp.*	3,100	137,640
Genzyme Corp.*	5,400	320,706
Gilead Sciences Inc.*	6,800	314,976
		930,582
CAPITAL MARKETS-1.0%
Alliance Bernstein Holding LP*	7,300	107,456
BlackRock Inc.*	2,900	377,116
Charles Schwab Corp., /The*	9,800	151,900
Invesco Ltd.*	13,700	189,882
Morgan Stanley*	13,500	307,395
		1,133,749
CHEMICALS-.9%
EI Du Pont de Nemours & Co.*	14,500	323,785
Monsanto Co.*	5,300	440,430
Praxair Inc.*	3,000	201,870
		966,085
COMMERCIAL BANKS-.3%
Wells Fargo & Co.*	19,500	277,680

COMMUNICATIONS EQUIPMENT-1.6%
Cisco Systems Inc.*	63,100	1,058,187
QUALCOMM Inc.*	6,400	249,024

Research In Motion Ltd.*	9,700	417,779
		1,724,990
COMPUTERS & PERIPHERALS-4.2%
Apple Inc.*	14,200	1,492,704
EMC Corp.*	57,800	658,920
Hewlett-Packard Co.*	42,700	1,368,962
International Business Machines Corp.*	9,500	920,455
NetApp Inc.*	11,000	163,240
		4,604,281
CONSTRUCTION & ENGINEERING-.3%
Fluor Corp.*	8,500	293,675

CONTAINERS & PACKAGING-.1%
Owens-Illinois Inc.*	9,300	134,292

DIVERSIFIED FINANCIAL SERVICES-1.2%
CME Group Inc.*	2,528	622,874
Hong Kong Exchanges and Clearing Ltd.*	28,200	265,612
JPMorgan Chase & Co.*	12,700	337,566
NYSE Euronext*	4,500	80,550
		1,306,602
DIVERSIFIED TELECOMMUNICATION SERVICES-.4%
AT&T Inc.*	18,700	471,240

ELECTRIC UTILITIES
Northeast Utilities*	2,200	47,498

ELECTRICAL EQUIPMENT-.2%
First Solar Inc.*	1,000	132,700
General Cable Corp.*	5,900	116,938
		249,638
ENERGY EQUIPMENT & SERVICES-1.1%
Cameron International Corp.*	14,900	326,757
Smith International Inc.*	6,000	128,880
Transocean Ltd.*	12,383	728,616
		1,184,253
FOOD & STAPLES RETAILING-2.9%
Costco Wholesale Corp.*	4,200	194,544
CVS Caremark Corp.*	28,700	788,963
Kroger Co., /The*	6,600	140,052
Walgreen Co.*	32,000	830,720
Wal-Mart Stores Inc.*	19,100	995,110
Whole Foods Market Inc.*	17,900	300,720
		3,250,109
FOOD PRODUCTS-.7%
General Mills Inc.*	3,400	169,592
Kraft Foods Inc., Cl. A*	27,500	612,975
		782,567

HEALTH CARE EQUIPMENT & SUPPLIES-2.4%
Beckman Coulter Inc.*	5,300	270,353
Boston Scientific Corp.*	53,900	428,505
Covidien Ltd.*	4,600	152,904
Hologic Inc.*	15,100	197,659
Inverness Medical Innovations Inc.*	14,000	372,820
Medtronic Inc.*	9,300	274,071
St. Jude Medical Inc.*	15,000	544,950
Zimmer Holdings Inc.*	10,600	386,900
		2,628,162
HEALTH CARE PROVIDERS & SERVICES-.8%
Aetna Inc.*	7,800	189,774
Quest Diagnostics Inc.*	5,600	265,888
UnitedHealth Group Inc.*	22,100	462,553
		918,215
HOTELS RESTAURANTS & LEISURE-1.2%
Cheesecake Factory Inc., /The*	24,100	275,945
International Game Technology*	14,800	136,456
McDonald’s Corp.*	7,100	387,447
Starbucks Corp.*	47,700	529,947
		1,329,795
HOUSEHOLD DURABLES-1.4%
Sony Corp.*#	14,600	301,198
Toll Brothers Inc.*	27,500	499,400
Procter & Gamble Co.,/The*	16,300	767,567
		1,568,165
INDUSTRIAL CONGLOMERATES-1.1%
3M Co.*	11,200	556,864
General Electric Co.*	22,400	226,464
McDermott International Inc.*	17,200	230,308
Tyco International Ltd.*	8,500	166,260
		1,179,896
INSURANCE-.4%
Travelers Cos Inc., /The*	7,400	300,736
Willis Group Holdings Ltd.*	7,600	167,200
		467,936
INTERNET & CATALOG RETAIL-.5%
Amazon.com Inc.*	3,300	242,352
Expedia Inc.*	29,300	266,044
		508,396
INTERNET SOFTWARE & SERVICES-2.7%
eBay Inc.*	59,750	750,460
Google Inc., Cl. A*	2,600	904,956
IAC/InterActiveCorp*	46,450	707,434

Netease.com.*#	7,300	196,005
Yahoo! Inc.*	30,800	394,548
		2,953,403
IT SERVICES-1.2%
Alliance Data Systems Corp.*	6,700	247,565
Cognizant Technology Solutions Corp., Cl. A*	23,400	486,486
Mastercard Inc.*	2,600	435,448
Western Union Co., /The*	8,800	110,616
		1,280,115
LIFE SCIENCES TOOLS & SERVICES-.6%
Covance Inc.*	3,600	128,268
Thermo Fisher Scientific Inc.*	13,800	492,246
		620,514
MACHINERY-.3%
Deere & Co.*	6,800	223,516
Joy Global Inc.*	3,900	83,070
		306,586
MEDIA-2.0%
Comcast Corp.*	31,400	404,118
DreamWorks Animation SKG Inc.*	11,400	246,696
Marvel Entertainment Inc.*	10,500	278,775
Regal Entertainment Group*	45,600	611,496
Scripps Networks Interactive Inc.*	13,500	303,885
Viacom Inc., Cl. B*	23,700	411,906
		2,256,876
METALS & MINING-.6%
Goldcorp Inc.*	7,300	243,236
Yamana Gold Inc.*	47,300	437,525
		680,761
MULTILINE RETAIL-.5%
Dollar Tree Inc.*	5,400	240,570
Target Corp.*	9,300	319,827
		560,397
OIL GAS & CONSUMABLE FUELS-2.1%
Anadarko Petroleum Corp.*	12,900	501,681
Chesapeake Energy Corp.*	35,500	605,630
Exxon Mobil Corp.*	9,400	640,140
Peabody Energy Corp.*	8,200	205,328
Petroleo Brasileiro SA*#	12,900	393,063
		2,345,842
PHARMACEUTICALS-3.1%
Abbott Laboratories*	16,000	763,200
Johnson & Johnson*	14,100	741,660
Merck & Co Inc.*	14,800	395,900
Mylan Inc.*	37,300	500,193

Novartis AG*#	7,600	287,508
Shire PLC*#	8,600	309,084
Wyeth*	9,400	404,576
		3,402,121
PROFESSIONAL SERVICES-.5%
FTI Consulting Inc.*	11,100	549,228

REAL ESTATE INVESTMENT TRUSTS (REITS)-.4%
Digital Realty Trust Inc.*	11,700	388,206

ROAD & RAIL-.1%
Burlington Northern Santa Fe Corp.*	1,500	90,225

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.3%
Intel Corp.*	51,900	781,095
Kla-Tencor Corp.*	6,400	128,000
Lam Research Corp.*	11,400	259,578
Marvell Technology Group Ltd.*	15,000	137,400
Tessera Technologies Inc.*	12,500	167,125
		1,473,198
SOFTWARE-2.9%
Electronic Arts Inc.*	4,800	87,312
Intuit Inc.*	6,600	178,200
Microsoft Corp.*	100,750	1,850,778
Nintendo Co Ltd.*#	17,700	646,050
Take-Two Interactive Software Inc.*	53,300	445,055
		3,207,395
SPECIALTY RETAIL-.3%
J Crew Group Inc.*	26,200	345,316

TEXTILES APPAREL & LUXURY GOODS-.7%
Coach Inc.*	18,000	300,600
Gildan Activewear Inc.*	14,300	115,830
NIKE Inc., Cl. B*	7,200	337,608
		754,038
TOBACCO-1.5%
Altria Group Inc.*	57,000	913,140
Philip Morris International Inc.*	21,000	747,180
		1,660,320

TOTAL COMMON STOCKS (Cost $81,742,162)		54,642,028

PREFERRED STOCKS - .4%

DIVERSIFIED FINANCIAL SERVICES
JPMorgan Chase & Co., 8.625%, Pfd. (Cost $492,500)	19,700	427,293

	PRINCIPAL
	AMOUNT
CORPORATE BONDS-25.5%

AEROSPACE & DEFENSE-.3%
Boeing Co., /The, 5.00%, 3/15/14	$350,000	359,162

AIR FREIGHT & LOGISTICS-.5%
United Parcel Service Inc., 5.125%, 4/1/19	600,000	605,122

BEVERAGES-2.2%
Bottling Group LLC, 5.125%, 1/15/19	600,000	605,014
Dr. Pepper Snapple Group Inc., 6.82%, 5/1/18	615,000	581,401
PepsiCo Inc., 4.65%, 2/15/13	580,000	616,259
SABMiller PLC, 5.70%, 1/15/14 (a)	650,000	632,602
		2,435,276
CAPITAL MARKETS-2.3%
Goldman Sachs Group Inc., /The, 3.25%, 6/15/12	600,000	626,746
Goldman Sachs Group Inc., /The, 7.50%, 2/15/19	600,000	599,719
Janus Capital Group Inc., 6.125%, 9/15/11	350,000	239,314
Lazard Group LLC, 6.85%, 6/15/17	600,000	483,826
Morgan Stanley, 2.90%, 12/1/10	600,000	616,157
		2,565,762
COMMUNICATIONS EQUIPMENT-.3%
Cisco Systems Inc., 4.95%, 2/15/19	350,000	345,017

COMPUTERS & PERIPHERALS-.6%
Hewlett-Packard Co., 6.125%, 3/1/14	600,000	639,650

CONSUMER FINANCE-.5%
American Express Credit Corp., 7.30%, 8/20/13	600,000	557,459

DIVERSIFIED FINANCIAL SERVICES-1.4%
CME Group Inc., 5.75%, 2/15/14	600,000	619,037
JPMorgan Chase & Co., 7.90%, 4/30/18	350,000	225,383
Nissan Auto Receivables Owner Trust, 3.20%, 2/15/13	650,000	651,513
		1,495,933
DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
Verizon Communications Inc., 5.25%, 4/15/13	600,000	613,024
Verizon Wireless Capital LLC, 7.375%, 11/15/13 (a)	600,000	643,931
		1,256,955
ELECTRIC UTILITIES-1.4%
Entergy Gulf States Louisiana LLC, 6.00%, 5/1/18	700,000	637,295
Exelon Generation Co., LLC, 6.20%, 10/1/17	325,000	291,071
Florida Power Corp., 5.80%, 9/15/17	600,000	632,269
		1,560,635
ENERGY EQUIPMENT & SERVICES-.7%
Halliburton Co., 6.15%, 9/15/19	350,000	356,326
Weatherford International Ltd., 9.625%, 3/1/19	350,000	362,587
		718,913

FOOD PRODUCTS-.4%
General Mills Inc., 5.65%, 2/15/19	300,000	305,991
Kraft Foods Inc., 6.75%, 2/19/14	125,000	135,282
		441,273
HEALTH CARE PROVIDERS & SERVICES-.4%
CIGNA Corp., 5.375%, 3/15/17	500,000	424,558

HOTELS RESTAURANTS & LEISURE-.7%
Penn National Gaming Inc., 6.875%, 12/1/11	680,000	657,900
Scientific Games Corp., 7.875%, 6/15/16 (a)	100,000	87,000
		744,900
HOUSEHOLD PRODUCTS-.1%
Procter & Gamble Co.,/The, 4.60%, 1/15/14	125,000	132,431

INDUSTRIAL CONGLOMERATES-2.1%
GE Capital Commercial Mortgage Corp., 6.59%, 8/11/33	1,000,000	995,637
General Electric Capital Corp., 4.80%, 5/1/13	1,000,000	938,018
Tyco International Finance SA, 8.50%, 1/15/19	320,000	330,848
		2,264,503
INSURANCE-.5%
Liberty Mutual Group Inc., 7.80%, 3/15/37 (a)	1,350,000	514,747

INTERNET & CATALOG RETAIL-.5%
Expedia Inc., 7.456%, 8/15/18	675,000	570,375

MACHINERY-.7%
Caterpillar Financial Services Corp., 6.20%, 9/30/13	225,000	225,434
Systems 2001 AT LLC, 6.664%, 9/15/13 (a)	599,739	563,754
		789,188
MEDIA-.1%
Time Warner Cable Inc., 8.25%, 2/14/14	125,000	130,793

MULTI-UTILITIES-.8%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14	640,879	667,408
Virginia Electric and Power Co., 5.10%, 11/30/12	255,000	261,363
		928,771
OFFICE ELECTRONICS-.6%
Xerox Corp., 6.875%, 8/15/11	650,000	620,604

OIL GAS & CONSUMABLE FUELS-3.3%
BP Capital Markets PLC, 5.25%, 11/7/13	600,000	642,865
Devon Energy Corp., 6.30%, 1/15/19	350,000	342,100
Enterprise Products Operating LLC, 8.375%, 8/1/66	1,350,000	905,585
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	653,000	623,615
Marathon Oil Corp., 5.90%, 3/15/18	725,000	663,036
PetroHawk Energy Corp., 7.875%, 6/1/15 (a)	150,000	132,750
Williams Cos Inc., /The, 8.75%, 1/15/20 (a)	350,000	348,850
		3,658,801

PHARMACEUTICALS-1.1%
Novartis Capital Corp., 4.125%, 2/10/14	625,000	639,383
Roche Holdings Inc., 5.00%, 3/1/14 (a)	600,000	614,781
		1,254,164
ROAD & RAIL-.9%
Norfolk Southern Corp., 5.75%, 4/1/18	375,000	373,311
Ryder System Inc., 6.00%, 3/1/13	675,000	605,622
		978,933
TOBACCO-.8%
Philip Morris International Inc., 6.875%, 3/17/14	825,000	893,824

WIRELESS TELECOMMUNICATION SERVICES-1.2%
American Tower Trust, 5.9568%, 4/15/37 (a)	1,500,000	1,286,802

TOTAL CORPORATE BONDS (Cost $29,861,857)		28,174,551

CONVERTIBLE CORPORATE BONDS - 1.7%

ENERGY EQUIPMENT & SERVICES-.2%
Transocean Inc., 1.50%, 12/15/37	300,000	247,125

METALS & MINING-.3%
Newmont Mining Corp., 3.00%, 2/15/12	250,000	309,687

REAL ESTATE INVESTMENT TRUSTS (REITS)-.5%
Rayonier TRS Holdings Inc., 3.75%, 10/15/12 (a)	650,000	589,875

REAL ESTATE MANAGEMENT & DEVELOPMENT-.7%
Vornado Realty Trust, 2.85%, 4/1/27	1,000,000	755,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,994,234)		1,901,687

U.S. GOVERNMENT & AGENCY OBLIGATIONS-20.6%

Federal National Mortgage Association,
5.00%, 2/13/17	1,400,000	1,534,711
5.00%, 4/1/18	811,484	846,402
5.50%, 10/25/20	1,350,000	1,396,617
5.00%, 2/25/32	1,300,000	1,357,745
6.00%, 4/25/35	1,800,000	1,905,314

Federal Home Loan Banks,
5.375%, 6/8/12	200,000	220,701

Federal Home Loan Mortgage Corporation,
5.50%, 7/15/10	311,010	313,209

6.00%, 8/15/29	1,880,000	1,939,475
5.00%, 4/15/31	1,040,000	1,085,221
5.00%, 12/15/32	1,650,000	1,712,443
6.00%, 3/15/36	985,768	990,789

Government National Mortgage Association,
5.00%, 5/16/29	1,092,295	1,111,199

U.S. Treasury Bonds,
5.25%, 11/15/28	1,000,000	1,230,313

U.S. Treasury Notes,
5.00%, 8/15/11	1,385,000	1,522,636
1.125%, 1/15/12	1,400,000	1,401,313
1.50%, 12/31/13	1,400,000	1,396,938
4.25%, 11/15/14	900,000	1,021,783
4.50%, 2/15/16	640,000	738,600
4.75%, 8/15/17	640,000	748,801
3.50%, 2/15/18	150,000	161,016

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,739,833)		22,635,226

SHORT-TERM INVESTMENTS - 2.1%

TIME DEPOSITS
Citibank London, .1%, 04/01/09 (Cost $2,268,458)	2,268,458	2,268,458

Total Investments (Cost $138,099,044)(b)	99.9%	110,049,243
Other Assets in Excess of Liabilities	0.1	142,688
Net Assets	100.0%	$110,191,931

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 4.9% of the net assets of the fund.

(b)

At March 31,2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $138,099,043 amounted to $28,049,801 which consisted of aggregate gross unrealized appreciation of $2,615,008 and aggregate gross unrealized depreciation of $30,664,809.

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger American Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: American LargeCap Growth Portfolio (formerly known as American Growth Portfolio), American SmallCap Growth Portfolio (formerly known as American Small Capitalization Portfolio), American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio (formerly known as American Leveraged AllCap Growth Portfolio) and American SmallCap and MidCap Growth Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The American LargeCap Growth Portfolio, American SmallCap Growth Portfolio, American MidCap Growth Portfolio, American Capital Appreciation Portfolio and American SmallCap and MidCap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio which discontinued offering Class S shares on December 13, 2006 and American SmallCap and MidCap Growth Portfolio. There were no Class S shares outstanding for the American Income and Growth Portfolio during the year ended December 31, 2008. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

The Alger American Small Capitalization Portfolio and the Alger American Leveraged AllCap Growth Portfolio changed their names to Alger American SmallCap Growth Portfolio and Alger American Capital Appreciation Portfolio, respectively, effective May 1, 2008. Effective July 1, 2008, Alger American Growth Portfolio changed its name to Alger American LargeCap Growth Portfolio.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotations do not, in the opinion of the investment advisor, reflect the securities true values are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Continued)

the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS
DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3

Alger American LargeCap Growth Portfolio
Trading securities	$256,759,801	$256,759,801	$0	$0
Total	$256,759,801	$256,759,801	—	—

Alger American SmallCap Growth Portfolio
Trading securities	$278,364,154	$278,364,154	$0	$0
Total	$278,364,154	$278,364,154	—	—

Alger American Income and Growth Portfolio
Trading securities	$26,155,874	$25,832,755	$323,119	$0
Total	$26,155,874	$25,832,755	$323,119	—

Alger American Balanced Portfolio
Trading securities	$110,049,243	$57,072,166	$52,977,077	$0
Total	$110,049,243	$57,072,166	$52,977,077	—

Alger American MidCap Growth Portfolio
Trading securities	$132,052,793	$129,903,301	$2,149,492	$0
Total	$132,052,793	$129,903,301	$2,149,492	—

Alger American Capital Appreciation Portfolio
Trading securities	$176,192,403	$175,580,883	$611,520	$0
Total	$176,192,403	$175,580,883	$611,520	—

Alger American SmallCap and MidCap Growth Portfolio
Trading securities	$1,005,629	$1,005,629	$0	$0
Total	$1,005,629	$1,005,629	—	—

THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger American Balanced Portfolio	Trading Securities
Opening balance at December 31, 2008	$—
Net realized and unrealized gain (loss) on investments, foreign currency and options	—
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	—
Closing balance at March 31, 2009	$—
The amount of net realized and unrealized gain (loss) on investments, foreign currency and options for the period attributable to change in unrealized appreciation (depreciation) relating to investments still held at March 31, 2009	$—

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: May 27, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 27, 2009